OMB APPROVAL OMB Number: 3235-0582 Expires: May 31, 2021 Estimated average burden hours per response 7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

________________________________________________________________________

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

________________________________________________________________________

(Address of principal executive offices) (Zip code)

Jennifer Farrell

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: May 31, August 31, November 30, December 31

Date of reporting period: July 1, 2017 - June 30, 2018

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 1 through 14 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2018 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Tactical Credit Strategies Fund							Item 1, Exhibit 1
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	No proxies voted. The Fund did not receive any proxies for period July 1, 2017 to June 30, 2018.
2
3
4
5

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Tactical Credit Strategies Fund VP								Item 1, Exhibit 2
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through December 29, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	No proxies voted. The Fund did not receive any proxies for period July 1, 2017 to December 29, 2017.
2
3

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Tactical Equity Strategies Fund							Item 1, Exhibit 3
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	No proxies voted. The Fund did not receive any proxies for period July 1, 2017 to June 30, 2018.
2
3
4
5

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Tactical Municipal Strategies Fund								Item 1, Exhibit 4
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Nuveen	NAC	67066Y105	ANNUAL, 11/14/2017	1A	A Vote for Election of the following Nominees :	Directors	Y	For	For
					01	David J Kundert
					02	John K Nelson
					03	Terence J Toth
					04	Robert L Young
2	Nuveen	NZF	67070X101	ANNUAL, 12/19/2017	1	A Vote for Election of the following Nominees :	Directors	Y	For	For
3					01	Bradford K. Gallagher
4					02	William B Ogden
5					03	Craig A Dawson
6					04	John C Maney

Registrant: NORTHERN LIGHTS FUND TRUST IV - Anchor Tactical Real Estate Fund								Item 1, Exhibit 5
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Vanguard	VNQ	922908553	SPECIAL, 8/16/2017	1	Election of Trustees	Directors	Y	FOR	For
2					01	Mortimer J Buckley
3					02	Emerson U Fullwood
4					03	Amy Gutmann
5					04	JoAnn Heffernan Heisen
6					05	F. Joseph Loughrey
7					06	Mark Loughridge
8					07	Scott C Malpass
9					08	F William Mcnabb III
10					09	Deanna Mulligan
11					10	Andre F Perold
12					11	Sarah Bloom Raskin
13					12	Peter F Volanakis
14					2	Approve a manager of managers arrangement with third-party investment advisors.	Directors	Y	FOR	For
15					3	Approve a manager of managers arrangement with wholly-owned subsidiaries of Vanguard	Directors	Y	FOR	For
16					4	Change the investment objective of Vanguard REIT Index Fund and Vanguard Variable Insurance Fund - REIT Index Portfolio	Directors	Y	FOR	For
17					5	Reclassify the diversification status of Vanguard REIT Index Fund to nondiversified	Directors	Y	FOR	For
18					7	A shareholder proposal to "institute transparent procedures to avoid holding investments in companies that, in management's judgement, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed"	Diretors	Y	FOR	Against

Registrant: NORTHERN LIGHTS FUND TRUST IV - Formula Folios Hedged Growth ETF							Item 1, Exhibit 6
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The FormulaFolios Hedged Growth ETF did not receive any proxies to vote for the time period.
2

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Smart Growth ETF							Item 1, Exhibit 7
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The FormulaFolios Smart Growth ETF did not receive any proxies to vote for the time period.
2

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Growth ETF							Item 1, Exhibit 8
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The FormulaFolios Tactical Growth ETF did not receive any proxies to vote for the time period.
2

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Income ETF							Item 1, Exhibit 9
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The FormulaFolios Tactical Income ETF did not receive any proxies to vote for the time period.
2

Registrant: NORTHERN LIGHTS FUND TRUST IV - IQ-Striquer Fund							Item 1, Exhibit 10
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period
3

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main BuyWrite Fund							Item 1, Exhibit 11
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.
3

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Sector Rotation ETF							Item 1, Exhibit 12
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST IV - Measured Risk Strategy Fund							Item 1, Exhibit 13
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no votes to report during the reporting period
2

Registrant: NORTHERN LIGHTS FUND TRUST IV - Sage ESG Intermediate Credit ETF							Item 1, Exhibit 14
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies to report during the reporting period
2

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)  /s/ Wendy Wang

 Wendy Wang

 President of the Trust

Date: August 20, 2018